BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties	[1]	R$ 50,292	R$ 63,240
Other assets		26,471	115,400
Cash and cash equivalents		7,032,339	6,691,098	R$ 4,358,276	R$ 2,273,834
Cash And Cash Equivalents, Current, Related Party Transactions		16,694	18,308
Trade Receivables Due From Related Parties, Current		50,292	63,240
Other assets, current		26,317	72,641
Other assets, non-current		154	42,759
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		0	0
Trade receivables due from related parties		6,016	1,415
Other assets		2,310	2,455
Telefónica Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		1,647	1,415
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		2,199	2,389
Telefonica SA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		4,369
Other assets		111	66
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		16,694	18,308
Trade receivables due from related parties		44,276	61,825
Other assets		24,161	112,945
Telefonica Global Solutions Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		1,430	3,331
Other assets		354	317
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		10,537	11,857
Other assets		5,197	5,821
Terra Networks Mexico
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		1,174	551
Telefónica Global Solutions
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		23,441	25,626
Telefónica Innovación Digital
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		9,608	3,581
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties			6,183
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		16,694	18,308
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		2,539	6,644
Other assets		321	411
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties			131
Other assets			18,270
Celular De Telefonia
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		2,582	2,759
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties			958
Other assets			74,991
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		1,598	1,292
Telefonica Hispanoamerica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		2,077	3,168
Telefonica Moviles del Uruguay
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties			1,137
Other related parties
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade receivables due from related parties		5,155	5,407
Other assets		R$ 2,424	R$ 2,335

[1]	The consolidated include R$3,024,347 and R$2,752,975 to be billed to customers on December 31, 2025 and 2024, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.